Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable

	As of March 31,
	2023	2022

Accounts receivable	$353,703	$194,138
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$353,703	$194,138